UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   325 John H. McConnell Blvd.
           Suite 200
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 28-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     11/07/08
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        142
                                         --------------
Form 13F Information Table Value Total:  $ 4,475,632
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aaron Rents                    COM              002535201     5828   215284 SH       Sole                   215284
Abbott Labs                    COM              002824100   142358  2472345 SH       Sole                  2465950              6395
Acco Brands Corp               COM              00081T108    15758  2089981 SH       Sole                  2089981
Afflilated Managers Group      COM              008252108     1243    15000 SH       Sole                    15000
AFLAC Inc.                     COM              001055102      529     9000 SH       Sole                     9000
Airtran Hldgs Inc.             COM              00949P108    12120  4987533 SH       Sole                  4938753             48780
Alliance Data Systems Corp     COM              018581108     4873    76890 SH       Sole                    76890
Allstate Corp                  COM              020002101     9796   212411 SH       Sole                   212411
American Express Co.           COM              025816109    97427  2749845 SH       Sole                  2740005              9840
American Greetings             COM              026375105     7977   521720 SH       Sole                   521720
Anadarko Petroleum             COM              032511107   162701  3353973 SH       Sole                  3344798              9175
Analogic Corp                  COM              032657207     5959   119750 SH       Sole                   119750
Apache Corporation             COM              037411105   225690  2164267 SH       Sole                  2158072              6195
Apogee Enterprises             COM              037598109     9066   603190 SH       Sole                   603190
Assurant Inc                   COM              04621X108     4090    74370 SH       Sole                    74370
Assured Guaranty LTD           COM              G0585R106     6933   426400 SH       Sole                   426400
Avery Dennison Corp.           COM              053611109    60019  1349352 SH       Sole                  1346477              2875
Bank of America Corp.          COM              060505104    22108   631663 SH       Sole                   631663
Bank of New York Mellon Corp   COM              064058100    18254   560276 SH       Sole                   560276
Banner Corp                    COM              06652V109     3921   326512 SH       Sole                   326512
BB&T Corp.                     COM              054937107     1413    37382 SH       Sole                    37382
BE Aerospace, Inc.             COM              073302101     7859   496470 SH       Sole                   496470
Belo Corp                      COM              080555105     2206   370193 SH       Sole                   370193
Berkshire Hathaway Inc Del Cl  COM              084670207      923      210 SH       Sole                      210
Berry Pete Co Cl A             COM              085789105    10082   260325 SH       Sole                   260325
Black & Decker Corp.           COM              091797100    72287  1189912 SH       Sole                  1189912
Brinks Company                 COM              109696104     8751   143420 SH       Sole                   143420
Callaway Golf Co               COM              131193104    15093  1072730 SH       Sole                  1072730
Cardinal Health Inc            COM              14149Y108    95851  1945020 SH       Sole                  1935980              9040
Century Aluminum Company       COM              156431108     5418   195660 SH       Sole                   195660
Charming Shoppes               COM              161133103     5524  1129640 SH       Sole                  1129640
Chattem Inc.                   COM              162456107     6087    77865 SH       Sole                    77865
Cimarex Energy Co              COM              171798101    22723   464595 SH       Sole                   464595
Cisco Systems                  COM              17275R102    97171  4307244 SH       Sole                  4294139             13105
Citigroup Inc.                 COM              172967101     2930   142850 SH       Sole                   142850
City National Corp             COM              178566105     8611   158575 SH       Sole                   158575
Cleco Corporation              COM              12561w105     6161   244005 SH       Sole                   244005
Colonial Bancgroup             COM              195493309      559    71128 SH       Sole                    71128
Comerica Inc                   COM              200340107      951    29010 SH       Sole                    29010
Conagra Foods Inc              COM              205887102    97745  5022886 SH       Sole                  5007676             15210
CSG Systems International      COM              126349109     5590   318889 SH       Sole                   318889
Cullen Frost Bankers           COM              229899109      603    10321 SH       Sole                    10321
Del Monte Foods                COM              24522P103     6936   889290 SH       Sole                   889290
Devon Energy Corp              COM              25179M103   231516  2538552 SH       Sole                  2531247              7305
Diamond Hill Investment Group  COM              25264R207      218     2421 SH       Sole                     2421
Discover Financial Services    COM              254709108      855    61831 SH       Sole                    61831
Domtar Corporation             COM              257559104    46972 10211199 SH       Sole                 10152217             58982
Dover Corp                     COM              260003108   107326  2646746 SH       Sole                  2636716             10030
Dow Chemical                   COM              260543103    73392  2309392 SH       Sole                  2299772              9620
Eaton Vance Corporation        COM              278265103      352    10000 SH       Sole                    10000
Encore Acquisition Co          COM              29255W100    28828   690007 SH       Sole                   690007
Energen Corp                   COM              29265N108     2766    61080 SH       Sole                    61080
First Bancorp NC               COM              318910106      317    18532 SH       Sole                    18532
First Financial Holdings Inc.  COM              320239106      393    15000 SH       Sole                    15000
First Horizon National Corp.   COM              320517105      521    54854 SH       Sole                    54854
First Source Corp              COM              336901103     2818   119904 SH       Sole                   119904
First State Bancorporation     COM              336453105     5239   981150 SH       Sole                   981150
FirstFed Financial Corp        COM              337907109      689    87880 SH       Sole                    87880
Flower Foods Inc               COM              343498101     2068    70441 SH       Sole                    70441
Fluor Corp                     COM              343412102    36720   659241 SH       Sole                   659241
Fortune Brands Inc             COM              349631101    63429  1105810 SH       Sole                  1105810
Freeport-McMoran Copper & Gold COM              35671D857    87984  1547660 SH       Sole                  1542620              5040
Gehl Co                        COM              368483103     7930   269457 SH       Sole                   269457
General Mills Inc              COM              370334104   124917  1817773 SH       Sole                  1810880              6893
GSI Commerce Inc               COM              36238G102     3378   218231 SH       Sole                   218231
Hanesbrands Inc.               COM              410345102    65685  3020016 SH       Sole                  3005859             14157
Hanmi Financial Corp           COM              410495105     3330   659385 SH       Sole                   659385
Hanover Insurance Group Inc    COM              410867105     7352   161510 SH       Sole                   161510
Hartford Financial Services    COM              416515104     1326    32340 SH       Sole                    32340
Helmerich & Payne Inc          COM              423452101     5211   120660 SH       Sole                   120660
Hornbeck Offshore Services     COM              440543106     8779   227330 SH       Sole                   227330
Hudson City Bancorp            COM              443683107      239    12950 SH       Sole                    12950
Huntington Bancshares Inc      COM              446150104    64151  8028928 SH       Sole                  8005223             23705
Illinois Tool Works            COM              452308109    95843  2156199 SH       Sole                  2148999              7200
Imperial Capital Bancorp       COM              452680101     2865   330444 SH       Sole                   330444
International Paper            COM              460146103    88031  3362532 SH       Sole                  3351467             11065
IShares Russell 1000           COM              464287622      614     9665 SH       Sole                     9665
IStar Financial Inc            COM              45031U101     2661  1023315 SH       Sole                  1023315
Johnson & Johnson              COM              478160104   114084  1646707 SH       Sole                  1639777              6930
JP Morgan Chase & Co.          COM              46625H100     1576    33752 SH       Sole                    33752
K-Swiss                        COM              482686102    11739   674654 SH       Sole                   665024              9630
Kaydon Corp                    COM              486587108     8857   196570 SH       Sole                   196570
KHD Humboldt Wedag Intrn'l Ltd COM              482462108     5835   304213 SH       Sole                   304213
Kimberly Clark Corp.           COM              494368103    27393   422466 SH       Sole                   422466
Kla-Tencor Corp                COM              482480100     1470    46430 SH       Sole                    46430
Kohls Corp.                    COM              500255104   108696  2358862 SH       Sole                  2350237              8625
Lance Inc.                     COM              514606102     4380   193040 SH       Sole                   193040
LaSalle Hotel                  COM              517942108     5014   214995 SH       Sole                   214995
Lifepoint Hospitals, Inc.      COM              53219L109     5644   175595 SH       Sole                   175595
Lincoln Electric Holdings      COM              533900106     8967   139430 SH       Sole                   139430
Lufkin Inds Inc                COM              549764108     5664    71375 SH       Sole                    71375
McDonald's Corporation         COM              580135101   202534  3282554 SH       Sole                  3272964              9590
Medtronic Incorporated         COM              585055106   125617  2507324 SH       Sole                  2496544             10780
Merrill Lynch & Co Inc         COM              590188108     1077    42550 SH       Sole                    42550
Microsoft Corp.                COM              594918104   125950  4718995 SH       Sole                  4697352             21643
Mid-America Apt Cmntys         COM              59522J103     5359   109049 SH       Sole                   109049
Morgan Stanley                 COM              617446448      920    40000 SH       Sole                    40000
Newbridge Bancorp              COM              65080T102      246    51512 SH       Sole                    51512
Noble Energy Inc               COM              655044105     3305    59460 SH       Sole                    59460
Occidental Petroleum Corp      COM              674599105   164765  2338755 SH       Sole                  2329695              9060
Old Republic Int'l Corp.       COM              680223104     9499   745005 SH       Sole                   745005
Orbitz Worldwide Inc.          COM              68557K109     5863   998760 SH       Sole                   998760
Parker Hannifin Corp           COM              701094104    91971  1735303 SH       Sole                  1731213              4090
Partnerre Ltd                  COM              G6852T105      200     3000 SH       Sole                     3000
Penske Automotive Group        COM              70959W103     5538   482830 SH       Sole                   482830
Pentair Inc                    COM              709631105      578    16730 SH       Sole                    16730
Pfizer Inc.                    COM              717081103   102038  5533507 SH       Sole                  5517187             16320
Pinnacle Financial Partners    COM              72346Q104     1140    37000 SH       Sole                    37000
PNC Financial Services         COM              693475105     1003    13430 SH       Sole                    13430
Proassurance Corp.             COM              74267C106      594    10615 SH       Sole                    10615
Prudential Financial           COM              744320102     2024    28110 SH       Sole                    28110
Raymond James Financial Inc.   COM              754730109     1515    45925 SH       Sole                    45925
ResCare                        COM              760943100     5504   303425 SH       Sole                   303425
Schering Plough Corp           COM              806605101    79990  4330819 SH       Sole                  4311789             19030
Seacoast BKG Corp.             COM              811707306      257    23920 SH       Sole                    23920
Southwest Airlines             COM              844741108    21464  1479284 SH       Sole                  1479284
Southwestern Energy Co         COM              845467109    19227   629552 SH       Sole                   625722              3830
State Street Corp.             COM              857477103      683    12000 SH       Sole                    12000
Steiner Leisure LTD            COM              P8744Y102    21482   624843 SH       Sole                   624843
Suntrust Banks                 COM              867914103      990    22006 SH       Sole                    22006
Synovus Financial Corp.        COM              87161C105    26327  2543708 SH       Sole                  2515934             27774
Sysco Corp.                    COM              871829107    88658  2875700 SH       Sole                  2864645             11055
Taylor Capital Group           COM              876851106     3800   316890 SH       Sole                   316890
TCF Financial Group            COM              872275102      543    30150 SH       Sole                    30150
Toro Company                   COM              891092108    19484   471770 SH       Sole                   471770
Trinity Industries Inc         COM              896522109    36089  1402606 SH       Sole                  1402606
U S Airways Group Inc.         COM              90341W108     5128   850495 SH       Sole                   850495
UCBH Hldgs Inc                 COM              90262T308     8844  1379678 SH       Sole                  1379678
UGI Corp                       COM              902681105     8716   338095 SH       Sole                   338095
United Fire & Casualty Co      COM              910331107     8099   283280 SH       Sole                   283280
United Technologies            COM              913017109   116084  1932795 SH       Sole                  1926125              6670
UnitedHealth Group Inc         COM              91324P102    98032  3861045 SH       Sole                  3849780             11265
US Bancorp                     COM              902973304    89367  2481031 SH       Sole                  2475811              5220
Verigy Ltd                     COM              Y93691106    16355  1004607 SH       Sole                   992707             11900
Wells Fargo & Co.              COM              949746101    23860   635750 SH       Sole                   628560              7190
WGL Holdings Inc               COM              92924F106     8121   250250 SH       Sole                   250250
Whiting Petroleum Corporation  COM              966387102    13161   184695 SH       Sole                   184695
XL Capital                     COM              G98255105     2110   117620 SH       Sole                   117620
XTO Energy Inc                 COM              98385X106   118868  2555203 SH       Sole                  2555203
Barclays Bank PLC 7.1% Pfd     PFD              06739H776      217    15000 SH       Sole                    15000
Blackrock Pfd Opportunity Tr   COM SHS          09249V103      163    17027 SH       Sole                    17027
Nuveen Quality Pfd Income Fd 2 COM SHS          67072C105      114    19200 SH       Sole                    19200